Debt - Summary of Debt Continuity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 5,816	$ 7,374	$ 4,913	$ 6,255
Cash flows
Proceeds from debt	445	569	1,305	1,639
Redemption, purchase or repayment of debt	(1,026)	(1,323)	(124)	(155)
Revolving credit facilities	0	0	(262)	(335)
Non-cash changes
Loss on debt redemption or purchase	45	58	0	0
Changes in foreign exchange rates	0	474	0	(10)
Finance fees, discount amortization and other	12	15	(16)	(20)
Borrowings at end of period	$ 5,292	$ 7,167	$ 5,816	$ 7,374